Intangible assets - Remaining amortization period on intangibles resulting from business combinations (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Intangible assets
Amortization of intangible assets	€ 6,431	€ 6,389	€ 6,504
Software
Intangible assets
Remaining amortization period technology related intangible assets acquisition	2 years 6 months
Patents and licenses
Intangible assets
Remaining amortization period technology related intangible assets acquisition	3 years 7 months 6 days
Acquired customers, technology | FEops NV
Intangible assets
Remaining amortization period technology related intangible assets acquisition	5 years 7 months 6 days
RS Print | Acquired customers, technology
Intangible assets
Remaining amortization period customer related intangible assets acquisition	2 years 1 month 6 days
Remaining amortization period technology related intangible assets acquisition	1 year 9 months 18 days
ACTech | Acquired customers, technology
Intangible assets
Remaining amortization period customer related intangible assets acquisition	11 years
Motion and Engimplan | Acquired customers, technology
Intangible assets
Impairments			€ 2,915